As filed with the United States Securities and Exchange Commission on March 8, 2016

1933 Act Reg. No. 33-44611

1940 Act Reg. No. 811-06463

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 67	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 69

AIM INTERNATIONAL MUTUAL FUNDS (INVESCO INTERNATIONAL MUTUAL FUNDS)

(Exact Name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (713) 626-1919

John M. Zerr, Esquire

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Name and Address of Agent for Service)

Copy to:

Peter Davidson, Esquire Invesco Advisers, Inc. 11 Greenway Plaza, Suite 1000 Houston, Texas 77046-1173	E. Carolan Berkley, Esquire Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, Pennsylvania 19103-7018

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 8th day of March, 2016.

Registrant:	AIM INTERNATIONAL MUTUAL FUNDS (INVESCO INTERNATIONAL MUTUAL FUNDS)

By:	/s/ Philip A. Taylor
Philip A. Taylor, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ Philip A. Taylor	Trustee & President	March 8, 2016
(Philip A. Taylor)	(Principal Executive Officer)

/s/ David C. Arch*	Trustee	March 8, 2016
(David C. Arch)

/s/ James T. Bunch*	Trustee	March 8, 2016
(James T. Bunch)

/s/ Bruce L. Crockett*	Chair & Trustee	March 8, 2016
(Bruce L. Crockett)

/s/ Albert R. Dowden*	Trustee	March 8, 2016
(Albert R. Dowden)

/s/ Martin L. Flanagan*	Trustee	March 8, 2016
(Martin L. Flanagan)

/s/ Jack M. Fields*	Trustee	March 8, 2016
(Jack M. Fields)

/s/ Eli Jones**	Trustee	March 8, 2016
(Eli Jones)

/s/ Prema Mathai-Davis*	Trustee	March 8, 2016
(Prema Mathai-Davis)

/s/ Larry Soll*	Trustee	March 8, 2016
(Larry Soll)

/s/ Raymond Stickel, Jr.*	Trustee	March 8, 2016
(Raymond Stickel, Jr.)

/s/ Robert C. Troccoli**	Trustee	March 8, 2016
(Robert C. Troccoli)

/s/ Suzanne H. Woolsey*	Trustee	March 8, 2016
(Suzanne H. Woolsey)

/s/ Sheri Morris	Vice President & Treasurer	March 8, 2016
(Sheri Morris)	(Principal Financial and Accounting Officer)

*By	/s/ Philip A. Taylor
Philip A. Taylor
Attorney-in-Fact

*	Philip A. Taylor, pursuant to powers of attorney dated May 20, 2015, filed in Registrant’s Post-Effective Amendment No. 64 on October 7, 2015.
**	Philip A. Taylor, pursuant to powers of attorney dated January 29, 2016, filed in Registrant’s Post-Effective Amendment No. 66 on February 24, 2016.

Exhibit Index

XBRL Instance Document	Ex-101.ins

XBRL Taxonomy Extension Schema Document	Ex-101.sch

XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.cal

XBRL Taxonomy Extension Labels Linkbase	Ex-101.lab

XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.pre

XBRL Taxonomy Extension Definition Linkbase	Ex-101.def